UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2010 to October 31, 2011

Explanatory Note:

The Registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR for the period ended October 31, 2011, originally filed with the Securities and Exchange Commission on January 4, 2012 (Accession Number 0001104659-12-000248).  The sole purpose of this amendment is to amend Item 1 “Reports to Shareholders” to file the Report of Independent Registered Public Accounting Firm with PricewaterhouseCoopers’ signature

Item 2 through 11 and Item 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on January 4, 2012 (Accession Number 0001104659-12-000248).

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2011

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2011; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2011 (unaudited)

December 1, 2011

We are pleased to present this Annual Report which covers the activities of the Credit Suisse Floating Rate High Income Fund for the year ended October 31, 2011.

Dear Shareholder:

Performance Summary
11/1/10 – 10/31/11

Fund & Benchmark	Performance
Class I1	5.85%
Class A1,2	5.74%
Class B1,2	5.03%
Class C1,2	5.03%
Credit Suisse Leveraged Loan Index[3]	3.54%
BofA Merrill Lynch US High Yield Master II Constrained Index[4]	4.82%

Performance shown for the Fund's Class A, Class B and Class C shares does not reflect sales charges, which are a maximum of 4.75%, 4.00% and 1.00%, respectively.2

On June 3, 2011, the Credit Suisse High Income Fund changed its name to the "Credit Suisse Floating Rate High Income Fund." While the Fund's strategy continues to focus on generating income from investing in the debt of non-investment grade companies, the portfolio emphasizes the senior secured loan asset class rather than high yield bonds. For further information regarding this change, please refer to the Supplement to the Prospectus filed with the SEC on April 4, 2011.

Market Review: Lowest default rates since 2008

The year ended October 31, 2011 was a volatile one for the leveraged loan and high yield markets. The Fund's benchmark, the Credit Suisse Leveraged Loan Index (the "Index") returned 3.54% for the year. In addition, the BofA Merrill Lynch US High Yield Master II Constrained Index returned 4.82% for the same time period. Although there was optimism in the first half of the year, it was tempered by escalating concerns over systemic risks in Europe and the United States during the third quarter. The senior loan discount margin, assuming a three-year average, widened by 62 basis points to end the year at +654 basis points. The average index price, which reached a high of 95.92 in April, finished the year unchanged at 92.44.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2011 (unaudited)

From a quality point-of view, split BB and B-rated loans posted the highest returns during the period: 4.44% and 3.55% respectively. Split B and CCC/Split CCC-rated securities underperformed with respective returns of -0.16% and 1.53% respectively. The top performers in the Index were the consumer durables, metals/mineral and gaming/leisure sectors. Conversely, utility, media/telecom and food/tobacco were the biggest detractors to performance during the period.

High yield default rates have fallen to their lowest levels since early 2008 with the trailing 12-month issuer-weighted global default rate, as measured by Moody's, declining steadily from 3.8% in October 2010 to 1.9% in October 2011. This rate is well below the historical average of 4.45% and is forecasted to increase to 2.25% over the next 12 months. According to Credit Suisse, senior loan new issuance topped $468 billion during the period, with the greatest activity during the second quarter with more than $142 billion in volume. High yield issue volume for the period, according to JP Morgan, was more than $274 billion — generally in line with last year's figure of nearly $284 billion. New issue activity was greatest during the second quarter of 2011, with over $92 billion in new issues. There was a considerable decrease in activity in the third quarter as issuance dropped to less than $26 billion.

Senior loan mutual funds experienced a 9-month streak of positive flows during the year only to see it broken by 3 months of consecutive outflows from August through October. Net inflows for the year, as reported by Lipper FMI, totaled more than $22 billion. Additionally, Lipper reported that high-yield mutual funds saw eight months of positive flows during the year for a total net inflow of more than $9 billion for the year.

Strategic Review and Outlook: Cautiously optimistic going forward

For the 12-month period ended October 31, 2011, the Fund outperformed its benchmarks. For the period between November 2010 and May 2011, when the Fund had been focused on the high yield bond asset class, it benefitted from superior security selection in the gaming and leisure sectors. Since the Fund's transition to focusing on the non-investment grade senior secured loans asset class in June of this year, strong performance in broadcast and oil sectors contributed to performance. In contrast, security selection in the restaurant sector hurt relative returns.

We believe recent dislocations in credit markets have presented opportunities to selectively add leverage loan exposure at attractive yields. Our portfolio positioning remains defensive, with an emphasis on senior secured loans. In addition, we continue to maintain an overweight to B-rated loans with the best risk-return profiles, while underweighting the most aggressive CC-rated

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2011 (unaudited)

components of the Index. From a sector perspective, we have a positive view on energy, technology and media. We continue to remain cautious with respect to consumer-driven industries where asset quality is low.

The broad macroeconomic data, such as inconsistent U.S. economic trends and Eurozone concerns, cause us to remain cautious for the near-term. However, on a fundamental basis, non-investment grade companies have focused on deleveraging and extending maturities since early 2009 — despite the volatility and negative sentiment that has dominated the landscape. These improved fundamentals continue to support the expectations that defaults will be lower than historical averages for 2012 and 2013.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Wing Chan
David H. Lerner

Senior secured floating rate loans ("Senior Loans") are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2011 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1 Class I shares, the Credit
Suisse Leveraged Loan Index3 and the BofA Merrill Lynch US High Yield
Master II Constrained Index4 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1 Class A shares2, Class B shares2, and Class C shares2, the Credit Suisse Leveraged Loan Index3 and the BofA Merrill Lynch US High Yield Master II Constrained Index4 for
Ten Years.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2011 (unaudited)

Average Annual Returns as of September 30, 20111

	1 Year	5 Years	10 Years	Since Inception
Class I	6.51%	6.61%	8.36%	6.91%
Class A Without Sales Charge	6.24%	6.33%	8.14%	6.39%
Class A With Maximum Sales Charge	1.19%	5.30%	7.61%	5.97%
Class B Without CDSC	5.53%	5.55%	7.34%	5.57%
Class B With CDSC	1.55%	5.55%	7.34%	5.57%
Class C Without CDSC	5.53%	5.55%	7.34%	5.68%
Class C With CDSC	4.54%	5.55%	7.34%	5.68%

Average Annual Returns as of October 31, 20111

	1 Year	5 Years	10 Years	Since Inception
Class I	5.85%	6.70%	8.18%	7.04%
Class A Without Sales Charge	5.74%	6.46%	7.97%	6.52%
Class A With Maximum Sales Charge	0.66%	5.43%	7.44%	6.11%
Class B Without CDSC	5.03%	5.67%	7.17%	5.70%
Class B With CDSC	1.05%	5.67%	7.17%	5.70%
Class C Without CDSC	5.03%	5.67%	7.18%	5.83%
Class C With CDSC	4.04%	5.67%	7.18%	5.83%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.38% for Class I shares, 1.64% for Class A shares, 2.38% for Class B shares and 2.38% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2011 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 0.66%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was 1.05%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 4.04%.

3  The Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. An index does not have transaction costs; investors cannot invest directly in an index.

4  The BofA Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. An index does not have transaction costs; investors cannot invest directly in an index.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2011 (unaudited)

Information About Your Fund's Expenses

As an investor in the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2011.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2011 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2011

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 5/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$989.00	$988.00	$984.20	$984.30
Expenses Paid per $1,000*	$3.51	$4.76	$8.50	$8.50
Hypothetical 5% Fund Return
Beginning Account Value 5/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/11	$1,021.68	$1,020.42	$1,016.64	$1,016.64
Expenses Paid per $1,000*	$3.57	$4.84	$8.64	$8.64
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2011 (unaudited)

Credit Quality Breakdown*

Ratings S&P
BBB	1.3%
BB	30.9%
B	34.7%
CCC	3.4%
D	0.5%
NR	1.9%
Subtotal	72.7%
Equity and Other	0.1%
Short-Term Investment	27.2%
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (65.8%)
Aerospace & Defense (1.7%)
$499	API Technologies Corp.#	(B+, B2)	06/27/16	7.750	$479,835
500	Bombardier Recreational Products, Inc.#	(B, B2)	06/28/13	2.890	480,000
499	Ducommun, Inc.#	(BB-, Ba2)	06/28/17	5.500	493,762
750	Sequa Corp.#	(B-, B1)	12/03/14	3.630	726,330
					2,179,927
Airlines (0.5%)
597	Delta Air Lines, Inc.#	(BB-, Ba2)	03/07/16	4.250	569,389
Auto Loans (0.4%)
488	Capital Automotive LP#	(B+, Ba3)	03/11/17	5.000	480,564
Auto Parts & Equipment (1.7%)
994	Federal-Mogul Corp.#	(B+, Ba3)	12/29/14	2.178	941,236
253	Federal-Mogul Corp.#	(B+, Ba3)	12/28/15	2.178	239,816
494	Milacron LLC#	(B, B1)	05/15/17	7.500	490,047
437	Veyance Technologies, Inc.#	(NR, NR)	07/31/14	2.750	395,028
63	Veyance Technologies, Inc.#	(NR, NR)	07/31/14	2.750	56,579
					2,122,706
Automotive (1.0%)
499	Chrysler Group LLC#	(BB, Ba2)	05/24/17	6.000	470,072
748	Kar Auction Services, Inc.#	(BB-, Ba3)	05/19/17	5.000	746,950
					1,217,022
Banks (1.2%)
999	Fifth Third Processing Solutions LLC#	(BB-, Ba3)	11/03/16	4.500	998,332
488	Ocwen Financial Corp.#	(B, B1)	09/01/16	7.000	487,500
					1,485,832
Building & Construction (0.4%)
488	LNR Property Corp.#	(BB+, Ba2)	04/29/16	4.750	483,844
Building Materials (0.5%)
598	Nortek, Inc.#	(BB-, B1)	04/26/17	5.250	590,515
Chemicals (6.0%)
750	AZ Chem US, Inc.#	(BB, B1)	11/21/16	4.745	751,935
600	Chemtura Corp.#	(BB+, Ba1)	08/29/16	5.500	600,750
750	Harko C.V.#	(BB-, Ba2)	08/02/17	5.750	746,250
650	Huntsman International LLC#	(BB, Ba2)	04/19/17	2.800	628,605
1,000	Ineos US Finance LLC#	(B, Ba3)	12/16/13	7.500 – 8.000	1,024,165
346	Matrix Acquisition Corp.#	(BB-, Ba3)	04/12/14	2.246	338,699
996	Momentive Performance Materials, Inc.#	(B, Ba3)	05/05/15	3.750	941,296
500	Norit Holding B.V.#	(BB-, B1)	07/10/17	6.750	496,250
499	Potters Holdings II LP#	(B, Ba3)	05/06/17	6.000	491,269
1,001	PQ Corp.#	(B+, B3)	07/30/14	3.680	950,083
499	Styron Sarl#	(B+, B1)	08/02/17	6.000	457,722
					7,427,024

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Consumer Products (1.5%)
$499	NBTY, Inc.#	(BB-, Ba3)	10/01/17	4.250	$498,432
459	Ranpak Corp.#	(BB-, Ba3)	04/20/17	4.750	445,368
511	Spectrum Brands, Inc.#	(B, B1)	06/17/16	5.000	511,735
481	Targus Information Corp.#	(BB-, B1)	12/29/16	7.500	464,361
					1,919,896
Consumer/Commercial/Lease Financing (0.4%)
600	Springleaf Financial Funding Co.#	(B+, B2)	05/10/17	5.500	551,895
Diversified Capital Goods (2.7%)
500	Douglas Dynamics LLC#	(BB, B1)	04/18/18	5.750	485,000
598	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	564,079
499	Husky Injection Molding Systems Ltd.#	(B, Ba3)	06/29/18	6.500	498,022
876	MX Mercury Beteilegungen GMBH#	(B, B2)	06/28/13	2.245	823,364
499	Sensata Technology Finance Co. LLC#	(BB+, Ba3)	05/12/18	4.000	497,815
499	TriMas Corp.#	(BB, Ba2)	06/21/17	4.250	491,892
					3,360,172
Electric - Generation (0.4%)
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, B2)	10/10/14	3.808	449,166
Electric - Integrated (0.2%)
238	The AES Corp.#	(BB+, Ba1)	06/01/18	4.250	237,610
Electronics (2.6%)
731	Infor Enterprise Solutions Holdings, Inc.#	(B+, B1)	07/28/15	6.000	703,126
750	Microsemi Corp.#	(BB+, Ba2)	02/02/18	5.750	752,970
499	Shield Finance Co. Sarl#	(B+, B2)	06/15/16	7.625	492,516
499	The TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	488,338
750	Verint Systems, Inc.#	(B+, B1)	10/27/17	4.500	744,844
					3,181,794
Energy - Exploration & Production (0.9%)
800	Delphi Acquisition Holding I BV#	(CCC-, B1)	07/11/16	4.814 – 4.869	696,000
475	Varel Funding Corp.#	(CCC+, NR)	11/05/14	6.316	462,712
					1,158,712
Environmental (1.0%)
780	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	759,744
499	Waste Industries USA, Inc.#	(B+, B1)	03/17/17	4.750	487,525
					1,247,269
Food & Drug Retailers (1.5%)
1,300	BJ's Wholesale Club, Inc.#	(B+, B1)	09/28/18	7.000	1,299,675
600	Rite Aid Corp.#	(B+, B3)	03/03/18	4.500	571,500
					1,871,175
Food - Wholesale (2.8%)
748	Del Monte Foods Co.#	(B, Ba3)	03/08/18	4.500	728,797

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Food - Wholesale
$174	Dole Food Co., Inc.#	(BB-, Ba2)	07/08/18	6.000	$174,429
599	JBS USA LLC#	(BB, Ba3)	05/25/18	4.250	589,523
499	Michael Foods Group, Inc.#	(BB-, B1)	02/25/18	4.250	493,917
599	Pinnacle Foods Finance LLC#	(B+, Ba3)	04/02/14	2.739	590,870
324	Solvest, Ltd.#	(BB-, Ba2)	07/08/18	6.000	323,939
597	U.S. Foodservice, Inc.#	(B, B3)	07/03/14	2.740	555,349
					3,456,824
Forestry & Paper (0.1%)
188	ICL Industrial Containers#	(B, Ba3)	02/23/18	4.500	187,021
Gaming (1.2%)
481	CCM Merger, Inc.#	(B+, B3)	03/01/17	7.000	478,030
363	VML US Finance LLC#	(BB, Ba3)	05/25/12	4.750	362,069
628	VML US Finance LLC#	(BB, Ba3)	05/27/13	4.750	626,835
					1,466,934
Health Facilities (0.4%)
93	United Surgical Partners International, Inc.#	(B, Ba3)	04/21/14	2.250	88,872
405	United Surgical Partners International, Inc.#	(B, Ba3)	04/21/14	2.250	388,885
					477,757
Health Services (4.9%)
500	Ardent Medical Services, Inc.#	(B, B1)	09/15/15	6.500	488,125
500	Capsugel Holdings US, Inc.#	(BB-, B1)	08/01/18	5.250	501,252
497	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	04/10/14	2.496	475,952
497	ConvaTec, Inc.#	(B+, Ba3)	12/22/16	5.750	488,788
249	Drummers Investors LLC#	(B+, B1)	05/04/18	5.000	227,666
750	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	6.750	754,012
499	Inventiv Health, Inc.#	(BB-, B1)	05/15/18	6.750	495,009
750	Kinetic Concepts, Inc.#	(BB-, Ba1)	05/04/18	7.000	754,031
497	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	449,489
498	Surgery Center Holdings, Inc.#	(B+, Ba3)	02/06/17	6.500	477,600
313	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	311,710
228	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	226,698
456	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	453,396
					6,103,728
Investments & Misc. Financial Services (1.2%)
350	BNY ConvergEX Group LLC#	(B+, B1)	12/19/16	5.250	349,277
147	BNY ConvergEX Group LLC#	(NR, B1)	12/19/16	5.250	146,558
500	BNY ConvergEX Group LLC#	(B-, B2)	12/18/17	8.750	498,332
82	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	1.500	81,296
419	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	6.000	417,454
					1,492,917
Leisure (2.0%)
491	Cedar Fair LP#	(BB-, Ba2)	12/15/17	4.000	491,815
651	ClubCorp Club Operations, Inc.#	(BB, Ba2)	11/30/16	6.000	647,425

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Leisure
$499	Seaworld Parks & Entertainment, Inc.#	(BB+, Ba2)	08/17/17	4.000	$497,273
500	Six Flags Theme Parks, Inc.#	(BB, NR)	06/30/16	5.250	502,767
150	Technicolor SA#	(B-, B3)	05/26/16	7.000	123,284
343	Technicolor SA#	(B-, B3)	05/26/17	8.000	282,946
					2,545,510
Machinery (0.4%)
499	Pro Mach, Inc.#	(B+, B2)	07/06/17	6.250	491,269
Media - Broadcast (4.3%)
600	CCO Holdings LLC#	(BB+, Ba3)	09/06/14	2.746	584,127
750	FoxCo Acquisition Sub, LLC#	(B+, B1)	07/14/15	4.750	729,847
499	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	488,775
942	Local TV Finance LLC#	(B+, B2)	05/07/13	2.250	895,402
499	Midcontinent Communications#	(B+, B1)	12/31/16	4.000	489,392
750	Raycom TV Broadcasting, LLC#	(CCC-, NR)	05/31/17	4.500	713,749
1,000	Rovi Solutions Corporation/ Rovi Guides, Inc.#	(BB+, Ba1)	02/07/18	4.000	1,004,375
473	TWCC Holding Corp.#	(BB-, Ba3)	02/11/17	4.250	475,172
					5,380,839
Media - Cable (1.8%)
499	Bresnan Broadband Holdings LLC#	(BB+, Ba3)	12/14/17	4.500	495,213
1,298	Cequel Communications LLC#	(BB-, Ba2)	11/05/13	2.241	1,277,788
499	CSC Holdings LLC#	(BBB-, Baa3)	03/29/16	1.250	494,744
					2,267,745
Media - Diversified (0.3%)
272	Flint Group Holdings Sarl#	(B-, B2)	12/31/14	6.926	213,564
215	Flint Group Holdings Sarl#	(B-, B2)	06/30/16	6.926	175,769
					389,333
Medical Products (0.9%)
1,100	Grifols, Inc.#	(BB, Ba3)	06/01/16	5.500	1,100,000
Metals & Mining - Excluding Steel (2.1%)
398	American Rock Salt Co. LLC#	(B+, B3)	04/25/17	5.500	391,035
494	Bourland & Leverich Supply Co. LLC#	(B+, Caa1)	08/19/15	11.000	493,507
500	Novelis, Inc.#	(BB-, Ba2)	03/10/17	3.750	497,500
748	SunCoke Energy, Inc.#	(BB+, Ba1)	07/26/18	4.000	749,060
487	Walter Energy, Inc.#	(BB-, B1)	04/02/18	4.000	486,739
					2,617,841
Packaging (2.0%)
597	Berry Plastics Holding Corp.#	(B, B1)	04/03/15	2.243	570,866
132	BWAY Holding Co.#	(B, Ba3)	02/23/18	4.500	131,437
998	Exopack Holding Corp.#	(B, B1)	05/31/17	6.500	987,525
748	Sealed Air Corp.#	(BB+, Ba1)	10/03/18	4.750	755,531
					2,445,359

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Printing & Publishing (1.2%)
$335	F & W Media, Inc.#	(NR, NR)	06/09/14	12.750	$271,350
165	F & W Media, Inc.#	(NR, NR)	12/09/14	15.000	74,250
997	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/14	2.869	846,006
1,000	Yell Group PLC#	(B-, B2)	07/31/14	3.996	294,690
					1,486,296
Real Estate Investment Trusts (0.6%)
750	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	732,345
Restaurants (2.4%)
994	Burger King Holdings, Inc.#	(BB-, Ba3)	10/19/16	4.500	989,148
500	DineEquity, Inc.#	(BB-, Ba2)	10/19/17	4.250	499,152
1,000	NPC International, Inc.#	(B+, Ba3)	05/03/13	2.050	980,000
20	OSI Restaurant Partners, Inc.#	(B+, B3)	06/14/13	2.750	19,427
576	OSI Restaurant Partners, Inc.#	(B+, B3)	06/14/14	2.563	552,044
					3,039,771
Software/Services (4.5%)
500	AVG Technologies N.V.#	(B+, B1)	03/15/16	7.500	470,000
496	Bentley Systems, Inc.#	(BB+, Ba3)	02/10/17	5.750	486,325
500	Blackboard, Inc.#	(B+, B1)	10/04/18	7.500	484,532
499	Eagle Parent, Inc.#	(NR, Ba3)	05/16/18	5.000	486,127
600	First Data Corp.#	(B+, B1)	09/24/14	2.995	557,169
500	Flexera Software, Inc.#	(B, B2)	09/30/17	7.500	484,690
500	Go Daddy Operating Co. LLC#	(B, Ba3)	09/17/18	7.000	501,095
500	Open Link Financial, Inc.#	(NR, NR)	04/27/18	4.000	500,000
500	SSI Investments II Ltd.#	(BB-, Ba3)	05/26/17	6.500	495,315
500	SunGard Data Systems, Inc.#	(BB, Ba3)	02/28/14	3.742	498,750
750	Web.com Group, Inc.#	(B, Ba3)	10/27/17	7.000	673,125
					5,637,128
Specialty Retail (3.3%)
500	Academy, Ltd.#	(B, B2)	08/03/18	6.000	495,625
600	Claire's Stores, Inc.#	(B, B3)	05/29/14	3.178	531,378
600	General Nutrition Centers, Inc.#	(B+, B1)	03/02/18	4.250	598,500
500	Nebraska Book Co., Inc.#	(D, Caa2)	06/29/12	7.250	494,375
1,217	Pilot Travel Centers LLC#	(BB+, Ba2)	03/30/18	4.250	1,215,914
748	Toys 'R' Us, Inc.#	(BB-, B1)	09/01/16	6.000	739,231
					4,075,023
Steel Producers/Products (0.5%)
598	JMC Steel Group, Inc.#	(BB-, B1)	04/01/17	4.750	597,996
Support - Services (0.6%)
750	Avis Budget Car Rental LLC#	(BB, Ba1)	09/22/18	6.250	755,625

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Telecom - Integrated/Services (1.0%)
$499	Cellular South, Inc.#	(CCC-, Ba3)	07/27/17	4.500	$491,019
746	Intelsat Jackson Holdings SA#	(BB-, B1)	04/02/18	5.250	743,295
					1,234,314
Telecom - Wireless (0.7%)
385	Ntelos, Inc.#	(BB-, Ba3)	08/07/15	4.000	381,546
499	SBA Senior Finance II LLC#	(BB, Ba2)	06/30/18	3.750	496,880
					878,426
Telecommunications Equipment (1.6%)
497	Avaya, Inc.#	(B, B1)	10/24/14	3.064	475,944
500	Avaya, Inc.#	(B, B1)	10/26/17	5.006	458,125
598	Commscope, Inc.#	(BB, Ba3)	01/14/18	5.000	596,066
459	Telesat Canada#	(BB-, B1)	10/31/14	3.250	451,793
39	Telesat Canada#	(BB-, B1)	10/31/14	3.250	38,809
					2,020,737
Theaters & Entertainment (0.4%)
500	Miramax Film NY, LLC#	(BB-, Ba2)	06/22/16	7.750	500,313
TOTAL BANK LOANS (Cost $82,085,525)					81,915,563
ASSET BACKED SECURITY (0.3%)
Collateralized Debt Obligation (0.3%)
500	Hewett's Island CDO, Ltd., Rule 144A#‡ (Cost $368,285)	(BBB+, Baa1)	06/09/19	1.137	322,006
CORPORATE BONDS (13.4%)
Auto Parts & Equipment (0.2%)
275	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(BB-, B3)	10/15/17	9.500	283,938
Automotive (0.4%)
500	Delphi Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/14 @ $104.41)‡§	(BB, Ba3)	05/15/19	5.875	510,000
Building & Construction (0.2%)
221	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)*+‡	(NR, NR)	06/30/15	0.000	158,015
75	William Lyon Homes, Inc., Global Company Guaranteed Notesø	(C, C)	12/15/12	7.625	13,875
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $100.00)ø	(C, C)	02/15/14	7.500	50,875
					222,765

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Building Materials (0.3%)
$175	Associated Materials LLC, Global Senior Secured Notes (Callable 11/01/13 @ $106.84)§	(B, B3)	11/01/17	9.125	$160,125
300	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ $103.81)	(B+, B2)	04/01/19	7.625	262,500
					422,625
Chemicals (0.2%)
350	Omnova Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/14 @ $103.94)§	(B-, B2)	11/01/18	7.875	303,625
Computer Hardware (0.6%)
700	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94)‡	(BB-, B3)	11/15/17	7.875	714,000
Diversified Capital Goods (0.6%)
200	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	202,000
225	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ $104.63)§	(B+, Ba2)	06/15/19	9.250	241,875
250	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)§	(B+, B2)	09/01/20	8.750	267,500
					711,375
Electronics (0.2%)
250	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)	(BB, B1)	04/01/19	7.750	215,625
Energy - Exploration & Production (1.3%)
525	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(B-, Caa1)	02/15/18	8.250	496,125
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	745,500
325	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15 @ $103.63)‡	(B-, Caa1)	02/01/19	7.250	344,500
					1,586,125
Food - Wholesale (0.4%)
525	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	551,250
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.*	(NR, NR)	07/01/12	0.000	5,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gaming (2.4%)
$325	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34)ø‡	(NR, NR)	12/15/14	9.375	$115,375
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(CCC+, Caa2)	11/15/19	7.250	124,110
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/12 @ $105.13)ø‡	(NR, NR)	06/15/15	10.250	263
475	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/12 @ $101.81)‡§	(BB-, B2)	02/15/15	7.250	477,375
500	Greektown Superholdings, Inc., Series B, Global Senior Secured Notes (Callable 01/01/13 @ $106.50)	(NR, NR)	07/01/15	13.000	516,250
450	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/12 @ $100.00)	(B-, Caa1)	06/15/14	9.750	438,750
175	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	69,125
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, Caa1)	08/15/17	10.750	207,000
275	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)§	(BB, Ba3)	08/15/15	8.375	283,937
475	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes#‡	(BB, B2)	03/15/14	2.847	445,312
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41)ø^	(NR, NR)	12/15/14	9.625	18
300	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00)‡	(B+, B2)	11/15/15	9.000	300,000
					2,977,515
Health Services (0.1%)
150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ $105.00)‡	(CCC+, Caa2)	08/15/18	10.000	144,750
Machinery (0.2%)
175	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ 105.31)§	(B+, B2)	09/01/14	10.625	187,250

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Broadcast (0.6%)
$210	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/12 @ $100.00)	(CCC+, Caa1)	08/15/14	10.500	$194,250
500	Mission Broadcasting, Inc., Global Senior Secured Notes (Callable 04/15/14 @ $104.44)§	(B, B3)	04/15/17	8.875	510,000
					704,250
Media - Cable (0.6%)
475	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	541,500
150	Kabel Baden-Wurttemberg GmbH & Co. KG, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ $103.75)‡§	(B+, B1)	03/15/19	7.500	156,750
					698,250
Media - Diversified (0.6%)
750	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75)‡	(B, B1)	12/15/15	8.250	761,250
Metals & Mining - Excluding Steel (0.3%)
381	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B, B2)	05/15/15	4.417	354,022
150	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25)ø	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	25
					354,062
Oil Field Equipment & Services (1.0%)
575	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡	(BB, Ba3)	11/15/18	7.625	603,750
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	289,437
340	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)	(B, NR)	03/15/18	9.875	355,300
					1,248,487
Oil Refining & Marketing (0.5%)
175	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡§	(BB-, B3)	04/01/17	10.875	199,063

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing
$350	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	$385,875
					584,938
Packaging (0.2%)
0	BWAY Parent Co., Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ $105.00)[1]	(CCC+, Caa1)	11/01/15	10.875	57
300	Clondalkin Acquisition BV, Rule 144A, Senior Secured Notes#‡	(B, B1)	12/15/13	2.347	282,000
					282,057
Printing & Publishing (0.2%)
275	The Reader's Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ $104.00)#	(CCC, B3)	02/15/17	9.500	221,375
Real Estate Development & Management (0.3%)
425	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	399,500
Real Estate Investment Trusts (0.6%)
500	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ $103.63)	(BB-, Ba3)	04/15/19	7.250	452,500
325	Sabra Capital Corp., Global Company Guaranteed Notes (Callable 11/01/14 @ $104.06)§	(BB-, B2)	11/01/18	8.125	321,750
					774,250
Restaurants (0.1%)
350	Real Mex Restaurants, Inc., Global Senior Secured Notes (Callable 07/01/12 @ $100.00)ø	(D, NR)	01/01/13	14.000	168,000
Support - Services (0.6%)
500	CoreLogic, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/16 @ $103.63)‡	(B+, Ba3)	06/01/21	7.250	477,500
325	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	297,375
					774,875
Telecom - Integrated/Services (0.0%)
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø^#‡	(NR, NR)	01/15/15	6.034	0

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Textiles & Apparel (0.0%)
$275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡	(NR, NR)	11/15/12	9.875	$19,178
Theaters & Entertainment (0.6%)
200	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ $104.88)§	(CCC+, Caa1)	12/01/20	9.750	195,000
500	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ $103.94)	(B, B2)	07/15/21	7.875	507,500
					702,500
Transportation - Excluding Air/Rail (0.1%)
150	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $104.06)	(B+, B3)	02/15/19	8.125	118,875
TOTAL CORPORATE BONDS (Cost $18,586,690)					16,648,190
Number of Shares
COMMON STOCKS (0.1%)
Automotive (0.0%)
588	Safelite Realty Corp.*^				0
Chemicals (0.1%)
9,785	Huntsman Corp.				114,876
Forestry & Paper (0.0%)
3,000	AbitibiBowater, Inc.*§				51,000
Printing & Publishing (0.0%)
554	Dex One Corp.*§				345
1,131	F & W Media, Inc.*^				0
355	SuperMedia, Inc.*§				614
					959
TOTAL COMMON STOCKS (Cost $543,273)					166,835
PREFERRED STOCK (0.1%)
Banks (0.1%)
151	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000) (Cost $27,633)‡§				112,622
WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 (Cost $0)*				0

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2011

Number of Shares		Maturity	Rate%	Value
SHORT-TERM INVESTMENTS (32.8%)
3,820,266	State Street Navigator Prime Portfolio, 0.23%§§			$3,820,266
Par (000)
$36,986	State Street Bank and Trust Co. Euro Time Deposit	11/01/11	0.010	36,986,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,806,266)				40,806,266
TOTAL INVESTMENTS AT VALUE (112.5%) (Cost $142,417,672)				139,971,482
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.5%)				(15,498,474)
NET ASSETS (100.0%)				$124,473,008

INVESTMENT ABBREVIATION

NR = NOT RATED

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, these securities amounted to a value of $8,727,257 or 7.0% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

1  Par value of security held is less than 1,000.

#  Variable rate obligations — The interest rate is the rate as of October 31, 2011.

+  Step Bond — The interest rate is as of October 31, 2011 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2011.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2011

Assets
Investments at value, including collateral for securities on loan of $3,820,266 (Cost $142,417,672) (Note 2)	$139,971,482[1]
Cash	836,719
Foreign currency at value (cost $1,104,322)	1,093,149
Receivable for fund shares sold	3,219,894
Receivable for investments sold	946,912
Interest receivable	614,731
Receivable from investment adviser (Note 3)	22,607
Prepaid expenses and other assets	45,567
Total Assets	146,751,061
Liabilities
Administrative services fee payable (Note 3)	20,956
Shareholder servicing/Distribution fee payable (Note 3)	29,506
Payable for investments purchased	18,093,931
Payable upon return of securities loaned (Note 2)	3,820,266
Payable for fund shares redeemed	136,872
Dividend payable	89,689
Trustees' fee payable	18,287
Other accrued expenses payable	68,546
Total Liabilities	22,278,053
Net Assets
Capital stock, $.001 par value (Note 6)	18,619
Paid-in capital (Note 6)	140,968,011
Accumulated net investment loss	(130,428)
Accumulated net realized loss on investments and foreign currency transactions	(13,925,831)
Net unrealized depreciation from investments and foreign currency translations	(2,457,363)
Net Assets	$124,473,008
I Shares
Net assets	$46,481,465
Shares outstanding	6,974,265
Net asset value, offering price and redemption price per share	$6.66
A Shares
Net assets	$49,438,878
Shares outstanding	7,386,057
Net asset value and redemption price per share	$6.69
Maximum offering price per share (net asset value/(1-4.75%))	$7.02
B Shares
Net assets	$4,647,282
Shares outstanding	693,573
Net asset value and offering price per share	$6.70
C Shares
Net assets	$23,905,383
Shares outstanding	3,565,049
Net asset value and offering price per share	$6.71

1  Including $3,743,466 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2011

Investment Income (Note 2)
Interest	$5,678,738
Dividends	15,808
Securities lending	36,700
Total investment income	5,731,246
Expenses
Investment advisory fees (Note 3)	570,052
Administrative services fees (Note 3)	143,940
Shareholder servicing/Distribution fees (Note 3)
Class A	58,685
Class B	54,395
Class C	171,656
Legal fees	98,639
Registration fees	85,281
Transfer agent fees	70,086
Printing fees (Note 3)	49,493
Trustees' fees	47,075
Audit and tax fees	44,550
Custodian fees	5,767
Insurance expense	2,638
Commitment fees (Note 4)	395
Interest expense (Note 4)	15
Miscellaneous expense	6,458
Total expenses	1,409,125
Less: fees waived (Note 3)	(554,323)
Net expenses	854,802
Net investment income	4,876,444
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	4,327,145
Net realized loss from foreign currency transactions	(31,272)
Net change in unrealized appreciation (depreciation) from investments	(4,391,078)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(24,163)
Net realized and unrealized loss from investments and foreign currency related items	(119,368)
Net increase in net assets resulting from operations	$4,757,076

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2011	For the Year Ended October 31, 2010
From Operations
Net investment income	$4,876,444	$4,086,587
Net realized gain from investments and foreign currency transactions	4,295,873	8,950
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(4,415,241)	5,098,721
Net increase in net assets resulting from operations	4,757,076	9,194,258
From Dividends
Dividends from net investment income
Class I shares	(2,272,141)	(464,552)
Class A shares	(1,419,797)	(2,048,684)
Class B shares	(319,632)	(555,873)
Class C shares	(931,208)	(1,393,826)
Net decrease in net assets resulting from dividends	(4,942,778)	(4,462,935)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	73,834,993	6,764,782
Exchange value of shares due to merger (Note 8)	—	28,998,037
Reinvestment of dividends	3,634,099	2,060,829
Net asset value of shares redeemed	(29,654,156)[1]	(13,045,834)[2]
Net increase in net assets from capital share transactions	47,814,936	24,777,814
Net increase in net assets	47,629,234	29,509,137
Net Assets
Beginning of year	76,843,774	47,334,637
End of year	$124,473,008	$76,843,774
Accumulated net investment loss	$(130,428)	$(227,489)

1  Net of $24,879 of redemption fees retained by the Fund.

2  Net of $3,586 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of year	$6.72	$6.24	$4.94	$7.66	$7.82
INVESTMENT OPERATIONS
Net investment income[1]	0.43	0.56	0.54	0.60	0.63
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.04)	0.50	1.36	(2.48)	(0.09)
Total from investment operations	0.39	1.06	1.90	(1.88)	0.54
REDEMPTION FEES	0.00[2]	0.00[2]	—	—	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.45)	(0.58)	(0.60)	(0.60)	(0.66)
Distributions from net realized gains	—	—	—	(0.24)	(0.04)
Total dividends and distributions	(0.45)	(0.58)	(0.60)	(0.84)	(0.70)
Net asset value, end of year	$6.66	$6.72	$6.24	$4.94	$7.66
Total return[3]	5.85%	17.87%	41.87%	(26.98)%	7.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$46,482	$31,374	$383	$310	$484
Ratio of expenses to average net assets	0.70%	0.72%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	6.32%	8.48%	10.32%	8.98%	8.02%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%	0.65%	0.58%	0.46%	0.32%
Portfolio turnover rate	144%	88%	63%	28%	49%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of year	$6.74	$6.26	$4.96	$7.68	$7.84
INVESTMENT OPERATIONS
Net investment income[1]	0.40	0.52	0.53	0.58	0.61
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.02)	0.53	1.36	(2.47)	(0.09)
Total from investment operations	0.38	1.05	1.89	(1.89)	0.52
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.43)	(0.57)	(0.59)	(0.59)	(0.64)
Distributions from net realized gains	—	—	—	(0.24)	(0.04)
Total dividends and distributions	(0.43)	(0.57)	(0.59)	(0.83)	(0.68)
Net asset value, end of year	$6.69	$6.74	$6.26	$4.96	$7.68
Total return[3]	5.74%	17.54%	41.36%	(27.08)%	6.74%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$49,439	$20,492	$22,237	$21,004	$40,822
Ratio of expenses to average net assets	0.95%	1.11%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	5.97%	8.00%	10.07%	8.72%	7.75%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.69%	0.61%	0.59%	0.47%	0.31%
Portfolio turnover rate	144%	88%	63%	28%	49%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of year	$6.74	$6.26	$4.95	$7.68	$7.83
INVESTMENT OPERATIONS
Net investment income[1]	0.39	0.47	0.49	0.54	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.06)	0.53	1.36	(2.49)	(0.09)
Total from investment operations	0.33	1.00	1.85	(1.95)	0.46
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.52)	(0.54)	(0.54)	(0.57)
Distributions from net realized gains	—	—	—	(0.24)	(0.04)
Total dividends and distributions	(0.37)	(0.52)	(0.54)	(0.78)	(0.61)
Net asset value, end of year	$6.70	$6.74	$6.26	$4.95	$7.68
Total return[3]	5.03%	16.58%	40.55%	(27.77)%	6.01%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$4,647	$7,283	$7,280	$6,901	$15,019
Ratio of expenses to average net assets	1.70%	1.86%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	5.80%	7.25%	9.40%	7.96%	7.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%	0.61%	0.59%	0.47%	0.30%
Portfolio turnover rate	144%	88%	63%	28%	49%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2011	2010	2009	2008	2007
Per share data
Net asset value, beginning of year	$6.75	$6.27	$4.96	$7.69	$7.84
INVESTMENT OPERATIONS
Net investment income[1]	0.37	0.47	0.49	0.54	0.55
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.03)	0.53	1.36	(2.49)	(0.09)
Total from investment operations	0.34	1.00	1.85	(1.95)	0.46
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.38)	(0.52)	(0.54)	(0.54)	(0.57)
Distributions from net realized gains	—	—	—	(0.24)	(0.04)
Total dividends and distributions	(0.38)	(0.52)	(0.54)	(0.78)	(0.61)
Net asset value, end of year	$6.71	$6.75	$6.27	$4.96	$7.69
Total return[3]	5.03%	16.57%	40.46%	(27.72)%	6.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$23,905	$17,695	$17,435	$14,282	$27,459
Ratio of expenses to average net assets	1.70%	1.86%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	5.39%	7.25%	9.33%	7.98%	7.01%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.68%	0.61%	0.59%	0.46%	0.31%
Portfolio turnover rate	144%	88%	63%	28%	49%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2011

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Fund was organized under the laws of the State of Delaware as a business trust on May 31, 1995. Effective June 3, 2011, the name of the Fund was changed from Credit Suisse High Income Fund.

The Fund offers four classes of shares: Class I shares, Class A shares, Class B shares and Class C shares. On September 1, 2011, Common Class shares were renamed Class I shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares after 8 years. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 2. Significant Accounting Policies

would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies,

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 2. Significant Accounting Policies

quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 –   significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$81,915,563	$—	$81,915,563
Asset Backed Security	—	322,006	—	322,006
Corporate Bonds	—	16,648,172	18	16,648,190
Common Stocks	166,835	—	—	166,835
Preferred Stock	112,622	—	—	112,622
Warrant	—	—	—	—
Short-Term Investments	3,820,266	36,986,000	—	40,806,266
Other Financial Instruments*
	$4,099,723	$135,871,741	$18	$139,971,482

*Other financial instruments include futures, forwards and swap contracts.

As of October 31, 2011, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 2. Significant Accounting Policies

reasons for the transfers. For the year ended October 31, 2011, there were no significant transfers in and out of Level 1 and Level 2 and no significant transfers in and out of Level 2 and Level 3.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized Forward Foreign Currency Contracts	$(19,615)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized Forward Foreign Currency Contracts	$(12,929)

From the beginning of the fiscal year through June 30, 2011, the notional amount of forward foreign currency contracts averaged 1.6% of net assets of the Fund. For the remainder of the year, the Fund did not invest in forward foreign currency contracts.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 2. Significant Accounting Policies

the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 2. Significant Accounting Policies

Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2011, the Fund had no open forward foreign currency contracts.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2011, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $51,594, of which $6,357 was rebated to borrowers (brokers). The Fund retained $36,700 in income from the cash collateral investment, and SSB, as lending agent, was paid $8,537. Securities lending income is accrued as earned.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 2. Significant Accounting Policies

K) OTHER — The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate (LIBOR). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2011, investment advisory fees earned and voluntarily waived were $570,052 and $554,323, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended October 31, 2011. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2011, co-administrative services fees earned by CSAMSI were $73,292.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2011, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $70,648.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. Class I shares of the Fund are not subject to distribution fees.

For the year ended October 31, 2011, CSAMSI and its affiliates advised the Fund that it retained $20,342 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing services. For the year ended October 31, 2011, Merrill was paid $41,961 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 4. Line of Credit

Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2011, the Fund had no borrowings under the Credit Facility. During the year ended October 31, 2011, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding
$181,000	1.500%	$181,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2011, purchases and sales of investment securities (excluding short-term investments) were $132,241,523 and $109,319,168, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Class I shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	2,756,694	$18,390,302	115,214	$762,027
Shares exchanged due to merger	—	—	4,493,884	28,998,037
Shares issued in reinvestment of dividends	312,901	2,113,807	61,415	408,089
Shares redeemed	(766,086)	(5,132,969)	(61,178)	(402,347)
Net increase	2,303,509	$15,371,140	4,609,335	$29,765,806
	Class A
	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	6,377,908	$42,658,488	514,531	$3,309,743
Shares issued in reinvestment of dividends	145,167	983,762	150,728	973,600
Shares redeemed	(2,176,209)	(14,784,134)	(1,176,878)	(7,725,044)
Net increase (decrease)	4,346,866	$28,858,116	(511,619)	$(3,441,701)

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 6. Capital Share Transactions

	Class B
	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	295,721	$1,998,761	152,868	$998,424
Shares issued in reinvestment of dividends	20,990	142,696	34,801	224,987
Shares redeemed	(702,886)	(4,807,899)	(270,694)	(1,743,417)
Net decrease	(386,175)	$(2,666,442)	(83,025)	$(520,006)
	Class C
	For the Year Ended October 31, 2011		For the Year Ended October 31, 2010
	Shares	Value	Shares	Value
Shares sold	1,615,279	$10,787,442	260,273	$1,694,588
Shares issued in reinvestment of dividends	57,968	393,834	70,200	454,153
Shares redeemed	(728,120)	(4,929,154)	(491,557)	(3,175,026)
Net increase (decrease)	945,127	$6,252,122	(161,084)	$(1,026,285)

The Fund imposes a redemption fee of 2% of the value of all classes of shares currently being offered that are redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On October 31, 2011, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	1	87%
Class A	3	50%
Class B	3	63%
Class C	3	64%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2011 and 2010, respectively, by the Fund were as follows:

Ordinary Income
2011	2010
$4,942,778	$4,462,935

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales and income from defaulted bonds. At October 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$246,050
Undistributed net investment loss — other	(89,689)
Accumulated realized loss	(13,921,542)
Unrealized depreciation	(2,748,441)
$(16,513,622)

At October 31, 2011, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2013	2014	2015	2016	2017	2018
$190,454	$297,542	$2,721,368	$4,794,945	$5,676,396	$240,837

Included in the Fund's capital loss carryforwards is $5,814,107, acquired in the Credit Suisse High Yield Fund merger, which is subject to IRS limitations. During the year ended October 31, 2011, the Fund utilized $4,121,004 of capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 7. Federal Income Taxes

losses rather than being considered all short-term as under previous law. It is uncertain whether the Fund will be able to realize the full benefits of the capital loss carryforwards before they expire.

At October 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $142,708,749, $1,441,533, $(4,178,800) and $(2,737,267), respectively.

At October 31, 2011, the Fund reclassified $163,395 to accumulated net investment loss and $4 to paid in capital from accumulated net realized loss from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency gain/(loss) and defaulted bonds. Net assets were not affected by these reclassifications.

Note 8. Acquisition of Credit Suisse High Yield Fund

On August 27, 2010, Credit Suisse Floating Rate High Income Fund acquired all of the net assets of Credit Suisse High Yield Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Trustees on May 3, 2010. The purpose of the transaction was to combine two funds managed by Credit Suisse with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 4,493,884 Common shares of Credit Suisse Floating Rate High Income Fund for 3,321,931 Class I shares of Credit Suisse High Yield Fund valued at $28,998,037. The investment portfolio of Credit Suisse High Yield Fund had a fair value at August 27, 2010 of $28,423,765 and identified cost of $28,896,540, which were the principal assets acquired by Credit Suisse Floating Rate High Income Fund. For financial reporting purposes, assets received and shares issued by Credit Suisse Floating Rate High Income Fund were recorded at fair value; however the cost basis of the investments received from Credit Suisse High Yield Fund were carried forward to align ongoing reporting of Credit Suisse Floating Rate High Income Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of Credit Suisse Floating Rate High Income Fund were $47,219,734.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2011

Note 8. Acquisition of Credit Suisse High Yield Fund

Credit Suisse Floating Rate High Income Fund pro forma results of operations for the year ended October 31, 2010 are as follows:

Net investment income	$5,779,075[1]
Net gain from investments and foreign currency related item	5,531,555[2]
Net increase in net assets resulting from operations	$11,310,630

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of net investment income and net gain on investments of Credit Suisse High Yield Fund that have been included in Credit Suisse Floating Rate High Income Fund's statement of operations since August 27, 2010.

1  $4,086,587 as reported, plus $1,598,188 for Credit Suisse High Yield Fund, premerger, plus $94,300 of pro-forma gross expenses eliminated.

2  $5,107,671 as reported, plus $423,884 for Credit Suisse High Yield Fund, respectively, premerger.

Note 9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse Floating Rate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Floating Rate High Income Fund (the "Fund", formerly Credit Suisse High Income Fund) at October 31, 2011, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, brokers, agent banks and the application of alternative auditing procedures where confirmations had not been received, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 21, 2011

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Trustee, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	6	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company, Director of Petroleum and Resources Corporation, Director of Aberdeen Asset Management-advised Funds (six closed-end investment companies); Director of Mirae Asset Discovery Funds (open-end investment companies).

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 (1946)	Trustee, Audit and Nominating Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	4	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers); Member of Standard & Poor's Board of Managers (credit rating agency).

1 Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1937)	Trustee, Audit and Nominating Committee Member	Since 2000	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	4	None

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Trustees, Audit Committee Member and Nominating Committee Chairman	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	6	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company); Director of Aberdeen Asset Management-advised Funds (five closed-end investment companies).

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers**

John G. Popp Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Chief Executive Officer and President	Since 2010	Managing Director of Credit Suisse; Group Manager and Senior Portfolio Manager for Performing Credit Strategies; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 2001	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

Roger Machlis Credit Suisse Asset Management, LLC One Madison Avenue New York, New York 10010 (1961)	Chief Legal Officer	Since 2010	Managing Director and General Counsel for Credit Suisse; Associated with Credit Suisse Group AG since July 1997; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

** The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  FLHI-AR-1011

Item 12. Exhibits.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	January 18, 2012

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	January 18, 2012